March 17, 2006

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:          Cohen & Steers Asia Pacific Realty Fund, Inc.

Dear Sir or Madam:

On behalf of Cohen & Steers Asia Pacific Realty Fund, Inc. (the “Fund”), we are hereby transmitting for filing under the Investment Company Act of 1940 (the “1940 Act”) a Notification of Registration on Form N-8A.  We also are transmitting for filing pursuant to the Securities Act of 1933 and the 1940 Act the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Please direct any comments or questions to Stuart H. Coleman, of Stroock & Stroock & Lavan LLP, at (212) 806-5400, or to me at (212) 446-9112.

Very truly yours,

/s/ Lawrence B. Stoller

Lawrence B. Stoller
Executive Vice President and
General Counsel

cc:           Stuart H. Coleman, Esq.